Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of changes in goodwill	The carrying amount of goodwill is allocated to the following CGUs:

As at December 31,	2024	2023
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	651
	2,923	2,923